Property, plant and equipment, net - Summary of property, plant and equipment, net and related accumulated depreciation (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment, net
Property, plant and equipment, gross	$ 809,530	$ 755,466
Less: Accumulated depreciation	(263,104)	(183,839)
Property, plant and equipment, net	546,426	571,627
Land
Property, plant and equipment, net
Property, plant and equipment, gross	7,616	8,026
Building and improvements
Property, plant and equipment, net
Property, plant and equipment, gross	503,394	514,777
Furniture and fixtures
Property, plant and equipment, net
Property, plant and equipment, gross	203,303	168,846
Information technology
Property, plant and equipment, net
Property, plant and equipment, gross	27,445	20,113
Construction in progress
Property, plant and equipment, net
Property, plant and equipment, gross	$ 67,772	$ 43,704